Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2014
Prospectus and Statement of Additional Information

The following information replaces similar information for Term Portfolio found in the "Fund Summary" section of the prospectus under the heading "Portfolio Manager(s)" on page 8.

Kevin Gaffney (co-manager) has managed the fund since January 2015.

Tim Huyck (co-manager) has managed the fund since December 2013.

The following information replaces similar information for Term Portfolio found in the "Fund Management" section of the Prospectus on page 23.

Kevin Gaffney is co-manager of Term Portfolio, which he has managed since January 2015. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Gaffney has worked as a custody analyst, custody operations manager, trader, and portfolio manager.

Tim Huyck is co-manager of Term Portfolio, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. Huyck has worked as an assistant trader, senior trader, bond trader, and portfolio manager.

NC-15-01  January 20, 2015
1.710543.127

Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2014
Prospectus

The following information replaces similar information for Term Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Kevin Gaffney (co-manager) has managed the fund since January 2015.

Tim Huyck (co-manager) has managed the fund since December 2013.

The following information replaces similar information for Term Portfolio found in the "Fund Management" section on page 23.

Kevin Gaffney is co-manager of Term Portfolio, which he has managed since January 2015. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Gaffney has worked as a custody analyst, custody operations manager, trader, and portfolio manager.

Tim Huyck is co-manager of Term Portfolio, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. Huyck has worked as an assistant trader, senior trader, bond trader, and portfolio manager.

NCX-15-01  January 20, 2015
1.923919.107